PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 1,948	€ 1,906
Additions	297	233
Disposals	(5)	(4)
Depreciation expense	(277)	(253)
Transfer and other changes	0	(7)
Effect of changes in foreign exchange rates	54	73
Ending balance	2,017	1,948
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,577
Ending balance	3,923	3,577
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,629)
Ending balance	(1,906)	(1,629)
Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21	20
Additions	0	0
Disposals	0	0
Depreciation expense	(1)	(1)
Transfer and other changes	2	1
Effect of changes in foreign exchange rates	1	1
Ending balance	23	21
Land and Property Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	38
Ending balance	42	38
Land and Property Rights | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(17)
Ending balance	(19)	(17)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	374	379
Additions	14	6
Disposals	0	(1)
Depreciation expense	(32)	(27)
Transfer and other changes	18	5
Effect of changes in foreign exchange rates	7	12
Ending balance	381	374
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	590
Ending balance	637	590
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(216)
Ending balance	(256)	(216)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,411	1,361
Additions	90	52
Disposals	(4)	(2)
Depreciation expense	(230)	(210)
Transfer and other changes	76	153
Effect of changes in foreign exchange rates	44	57
Ending balance	1,387	1,411
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,750
Ending balance	2,957	2,750
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,339)
Ending balance	(1,570)	(1,339)
Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	127	132
Additions	188	169
Disposals	0	0
Depreciation expense	(2)	(3)
Transfer and other changes	(103)	(174)
Effect of changes in foreign exchange rates	1	3
Ending balance	211	127
Construction Work in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	142
Ending balance	224	142
Construction Work in Progress | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(15)
Ending balance	(13)	(15)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15	14
Additions	5	6
Disposals	(1)	(1)
Depreciation expense	(12)	(12)
Transfer and other changes	7	8
Effect of changes in foreign exchange rates	1	0
Ending balance	15	15
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	57
Ending balance	63	57
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(42)
Ending balance	€ (48)	€ (42)